Derivatives - Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value (Details) - Designated as Hedging Instrument [Member] $ in Thousands	Sep. 30, 2022 USD ($)
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	$ 17,381
Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	7,421
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	9,960
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	22,433
Other Assets [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	9,578
Other Assets [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	$ 12,855